Financial Instruments by Category	12 Months Ended
Dec. 31, 2018
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Financial Instruments by Category
4.	Financial Instruments by Category

Financial instruments by category as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017
Financial assets	Loans and receivables		Assets at fair value through profit and loss		Derivatives used for hedge		Available- for-sale		Held-to- Maturity		Total
Cash and cash equivalents	￦	1,928,182	￦	—	￦	—	￦	—	￦	—	￦	1,928,182
Trade and other receivables		6,793,397		—		—		—		—		6,793,397
Other financial assets		1,333,317		5,813		7,389		380,953		151		1,727,623

(In millions of Korean won)	December 31, 2017
Financial liabilities	Liabilities at fair value through profit and loss		Derivatives used for hedge		Financial liabilities at amortized cost		Total
Trade and other payables	￦	—	￦	—	￦	8,427,457	￦	8,427,457
Borrowings		—		—		6,683,662		6,683,662
Other financial liabilities		5,051		93,770		87,670		186,491

(In millions of Korean won)	December 31, 2018
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,703,422	￦	—	￦	—	￦	—	￦	2,703,422
Trade and other receivables		5,425,996		—		1,097,348		—		6,523,344
Other financial assets		484,271		777,685		326,157		29,843		1,617,956

(In millions of Korean won)	December 31, 2018
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair values through profit and loss		Derivatives used for hedging		Total
Trade and other payables	￦	8,521,379	￦	—	￦	—	￦	8,521,379
Borrowings		6,648,293		—		—		6,648,293
Other financial liabilities		99,330		7,758		57,308		164,396

Gains or losses arising from financial instruments by category for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Financial assets at amortized cost
Interest income[1]	￦	129,813	￦	108,608	￦	93,233
Gain(loss) on foreign currency transaction[4]		(7,493)		(11,949)		19,396
Gain(loss) on foreign currency translation		3,083		(12,354)		(2,901)
Gain(loss) on disposal		(15,838)		(20,351)		44
Loss on valuation		(92,589)		(44,219)		(110,544)
Financial assets at fair value through profit or loss
Interest income[1]		—		—		9,194
Dividend income		—		—		1,207
Gain on valuation		—		—		10,768
Gain on disposal		—		—		1,713
Financial assets at fair value through other comprehensive income
Interest income[1]		—		—		163,390
Dividend income		—		—		1,704
Impairment loss		—		—		(2,416)
Loss on disposal		—		—		(13,818)
Other comprehensive income for the year[2]		—		—		43,811
Assets at fair value through profit or loss
Dividend income		—		1		—
Gain on disposal		186		153		—
Loss on valuation		(7,184)		(464)		—
Derivatives used for hedging
Gain(loss) on transaction		—		(58,569)		7,272
Gain(loss) on valuation		109,436		(63,640)		22,065
Other comprehensive income for the year[2]		60,501		(44,429)		20,078
Reclassified to profit or loss from other comprehensive income for the year[2,3]		(71,915)		50,231		(15,891)
Available-for-sale
Interest income[1]		40		453		—
Dividend income		3,926		5,174		—
Gain on disposal		22,695		89,598		—
Impairment loss		(966)		(6,137)		—
Other comprehensive income for the year[2]		10,925		51,235		—
Reclassified to profit or loss from other comprehensive income for the year[2]		(3,840)		(55,450)		—
Held-to-Maturity
Interest income[1,4]		213		—		—
Financial liabilities at fair value through profit or loss
Loss on disposal		(632)		—		—
Gain(loss) on valuation		33		(3,078)		(2,708)
Derivatives used for hedging
Gain on transactions		8,329		—		20,678
Loss on valuation		(138)		(145,885)		42,195
Other comprehensive income for the year[2]		4,295		(66,624)		(2,810)
Reclassified to profit or loss from other comprehensive income for the year[2,3]		(3,956)		91,698		(28,388)
Financial liabilities at amortized cost
Interest expense[1]		(337,219)		(302,464)		(296,894)
Gain(loss) on repayment		—		—		(15)
Gain(loss) foreign currency transaction[4]		(7,518)		62,347		(30,956)
Gain(loss) foreign currency translation		(112,864)		225,695		(66,050)
Total	￦	(308,677)	￦	(150,420)	￦	(116,643)

1

BC Card, a subsidiary of the Group, recognized interest income as operating revenue. Interest income recognized as operating revenue is ￦21,021 million (2016: ￦14,380 million, 2017: ￦15,561 million) for the year ended December 31, 2018.

2	The amounts directly reflected in equity after adjustments of deferred income tax.
3

During the year, certain derivatives of the Group were settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.

4

BC Card recognized gain/loss on foreign currency transaction as operating income and expenses. During the year, related gain/loss on foreign currency transaction recognized as operating income and expense is ￦20,422 million (2016: (-) ￦1,987 million, 2017: ￦11,049 million).